NOTE 12 - Share Capital: Schedule of Warrants outstanding (Details) - Warrant	12 Months Ended
Dec. 31, 2025 $ / shares shares
Transaction #1
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number | shares	257,143
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 7.77
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Oct. 30, 2027
Transaction #2
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number | shares	276,567
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 7.77
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Oct. 30, 2027
Transaction #3
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number | shares	22,994
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 7.77
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Dec. 22, 2027
Transaction #4
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number | shares	556,704
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0